Income Taxes (Income Tax Expense From Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Federal	$ 59.8	$ 45.8	$ 29.7
State and local	5.9	4.0	3.5
Foreign	24.2	22.1	21.9
Current income tax expense, Total	89.9	71.9	55.1
Deferred
Federal	(26.4)	9.3	8.8
State and local	(1.8)	(0.5)	1.6
Foreign	(10.4)	(25.0)	(4.0)
Deferred income tax expense, Total	(38.6)	(16.2)	6.4
Income tax expense, Total	$ 51.3	$ 55.7	$ 61.5